(Short-Term Bond Fund)
Investment Objective
The Fund seeks current income consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Short-Term Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Short-Term Bond Fund)		Class A	Class C
Management Fees		0.39%	0.39%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.90%	1.65%
Fee Waivers		0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.81%	1.56%
[1]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Short-Term Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	380	570	775	1,367
Class C	259	512	888	1,947

Assuming No Redemption
Expense Example, No Redemption (Short-Term Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Income Funds - ABC)	159	512	888	1,947

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances we invest at least 80% of the Fund's net assets in debt securities, and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, and up to 15% of the Fund's total assets in below investment-grade debt securities.

We invest principally in debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates. We invest in both investment-grade and below investment-grade debt securities (often called "high yield securities" or "junk bonds") and may also invest in U.S. dollar-denominated debt securities of foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. Additionally, we may invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

We employ a top-down macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009  +3.68%

Lowest Quarter: 1st Quarter 2002   -1.98%

Year-to-date total return as of 9/30/2011 is +1.46%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Short-Term Bond Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Aug. 31, 1999	1.20%	3.77%	3.08%
Class A (after taxes on distributions)	Aug. 31, 1999	0.40%	2.36%	1.57%
Class A (after taxes on distributions and the sale of Fund Shares)	Aug. 31, 1999	0.77%	2.38%	1.70%
Class C	Mar. 31, 2008	2.55%	3.62%	2.75%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		2.80%	4.53%	4.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Short Duration Government Bond Fund)
Investment Objective
The Fund seeks to provide current income consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Short Duration Government Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	3.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Short Duration Government Bond Fund)		Class A	Class B	Class C
Management Fees		0.38%	0.38%	0.38%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.88%	1.63%	1.63%
Fee Waivers		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%	1.59%	1.59%
[1]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.83% for Class A, 1.58% for Class B, and 1.58% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Short Duration Government Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	383	568	769	1,348
Class B	462	610	796	1,376
Class C	262	510	883	1,929

Assuming No Redemption
Expense Example, No Redemption (Short Duration Government Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	162	510	796	1,376
Class C	162	510	883	1,929

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 485% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances we invest at least 80% of the Fund's net assets in U.S. Government obligations and up to 20% of the Fund's net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio's overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009  +3.54%

Lowest Quarter: 2nd Quarter 2004   -1.31%

Year-to-date total return as of 9/30/2011 is +1.79%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Short Duration Government Bond Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Mar. 11, 1996	0.30%	4.14%	3.84%
Class A (after taxes on distributions)	Mar. 11, 1996	(0.88%)	2.78%	2.42%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar. 11, 1996	0.24%	2.73%	2.42%
Class B	May 31, 2002	(0.37%)	4.15%	3.90%
Class C	May 31, 2002	1.63%	4.01%	3.45%
Barclays Capital 1-3 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)		2.40%	4.32%	4.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(High Income Fund)
Investment Objective
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (High Income Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (High Income Fund)		Class A	Class B	Class C
Management Fees		0.49%	0.49%	0.49%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.52%	0.52%	0.52%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.02%	1.77%	1.77%
Fee Waivers		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%	1.66%	1.66%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, and 1.65% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (High Income Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	539	739	967	1,622
Class B	669	835	1,138	1,774
Class C	269	535	938	2,065

Assuming No Redemption
Expense Example, No Redemption (High Income Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	169	535	938	1,774
Class C	169	535	938	2,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade, up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, up to 20% of the Fund's total assets in equities and convertible debt securities and up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use swap agreements to reduce cash positions and to cost-effectively increase credit exposure, and futures to manage duration exposure. Additionally, we may invest in stripped securities.

We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Loan Risk. In addition to the same general risks as debt securities, loans in which a Fund invests may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, the absence of credit ratings, and potential co-lender liability.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009  +10.69%

Lowest Quarter: 4th Quarter 2008   -11.85%

Year-to-date total return as of 9/30/2011 is -0.87%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (High Income Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Feb. 29, 2000	8.36%	5.93%	5.69%
Class A (after taxes on distributions)	Feb. 29, 2000	5.61%	3.23%	2.72%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb. 29, 2000	5.32%	3.41%	2.97%
Class B	Jul. 18, 2008	7.46%	5.75%	5.71%
Class C	Jul. 18, 2008	11.62%	6.10%	5.47%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)		15.12%	8.91%	8.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Income Plus Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Income Plus Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Income Plus Fund)		Class A	Class B	Class C
Management Fees		0.39%	0.39%	0.39%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.89%	1.64%	1.64%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.89%	1.64%	1.64%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Income Plus Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	537	721	921	1,497
Class B	667	817	1,092	1,649
Class C	267	517	892	1,944

Assuming No Redemption
Expense Example, No Redemption (Income Plus Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	167	517	892	1,649
Class C	167	517	892	1,944

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing securities, up to 35% of the Fund's total assets in debt securities that are below investment-grade and up to 25% of the Fund's total assets in debt securities of foreign issuers.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009  +5.53%

Lowest Quarter: 2nd Quarter 2004   -1.96%

Year-to-date total return as of 9/30/2011 is +5.90%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Income Plus Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul. 13, 1998	3.16%	5.72%	5.99%
Class A (after taxes on distributions)	Jul. 13, 1998	1.50%	3.99%	3.97%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 13, 1998	2.10%	3.86%	3.90%
Class B	Jul. 13, 1998	2.13%	5.56%	5.93%
Class C	Jul. 13, 1998	6.18%	5.90%	5.69%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		7.16%	5.90%	6.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Government Securities Fund)
Investment Objective
The Fund seeks current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Government Securities Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Government Securities Fund)		Class A	Class B	Class C
Management Fees		0.37%	0.37%	0.37%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.88%	1.63%	1.63%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%	1.63%	1.63%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Government Securities Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	718	916	1,486
Class B	666	814	1,087	1,638
Class C	266	514	887	1,933

Assuming No Redemption
Expense Example, No Redemption (Government Securities Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	166	514	887	1,638
Class C	166	514	887	1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 268% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations, and up to 20% of the Fund's net assets in non-government investment-grade debt securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities. As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities. We may also use futures for duration and yield curve management.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2002  +5.58%

Lowest Quarter: 2nd Quarter 2004   -2.81%

Year-to-date total return as of 9/30/2011 is +6.39%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Government Securities Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Aug. 31, 1999	0.73%	4.46%	4.88%
Class A (after taxes on distributions)	Aug. 31, 1999	(0.42%)	2.84%	3.07%
Class A (after taxes on distributions and the sale of Fund Shares)	Aug. 31, 1999	0.47%	2.84%	3.08%
Class B	Jul. 18, 2008	(0.31%)	4.32%	4.92%
Class C	Dec. 26, 2002	3.69%	4.62%	4.51%
Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)		4.98%	5.41%	5.11%
Barclays Capital U.S. Aggregate ex Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		5.98%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Ultra Short-Term Income Fund)
Investment Objective
The Fund seeks current income consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Ultra Short-Term Income Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Ultra Short-Term Income Fund)		Class A	Class C
Management Fees		0.38%	0.38%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.88%	1.63%
Fee Waivers		0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%	1.46%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A and 1.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Ultra Short-Term Income Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	271	441	644	1,231
Class C	249	480	854	1,903

Assuming No Redemption
Expense Example, No Redemption (Ultra Short-Term Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Income Funds - ABC)	149	480	854	1,903

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers and up to 15% of the Fund's total assets in below investment-grade debt securities.

We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009  +3.84%

Lowest Quarter: 4th Quarter 2008   -4.74%

Year-to-date total return as of 9/30/2011 is +0.30%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Ultra Short-Term Income Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Aug. 31, 1999	1.66%	2.19%	2.25%
Class A (after taxes on distributions)	Aug. 31, 1999	1.03%	0.81%	0.84%
Class A (after taxes on distributions and the sale of Fund Shares)	Aug. 31, 1999	1.07%	1.06%	1.07%
Class C	Jul. 18, 2008	1.96%	1.81%	1.83%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		2.80%	4.53%	4.34%
Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		1.01%	3.48%
Barclays Capital 9-12 Month U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.67%	3.25%	3.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage Adjustable Rate Government Fund)
Investment Objective
The Fund seeks current income consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Wells Fargo Advantage Adjustable Rate Government Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Wells Fargo Advantage Adjustable Rate Government Fund)		Class A	Class B	Class C
Management Fees		0.38%	0.38%	0.38%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		0.88%	1.63%	1.63%
Fee Waivers		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.74%	1.49%	1.49%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Adjustable Rate Government Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	274	447	650	1,237
Class B	302	486	859	1,437
Class C	252	486	859	1,909

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Adjustable Rate Government Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	152	486	859	1,437
Class C	152	486	859	1,909

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals. We also invest up to 20% of the Fund's total assets in obligations that pay fixed interest rates.

We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. Under normal circumstances, we expect to maintain an average credit quality rating for the portfolio equivalent to the highest rating available from a Nationally Recognized Statistical Ratings Organization (NRSRO). In the event that a NRSRO assigns U.S. sovereign debt a rating below its highest rating, we expect to maintain an average credit quality rating that is equivalent to the average rating assigned to U.S. sovereign debt. We may also use futures for duration and yield curve management. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security's value. We may sell a security based on how we expect these factors to affect a security's value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009  +3.01%

Lowest Quarter: 4th Quarter 2008   -2.80%

Year-to-date total return as of 9/30/2011 is +1.40%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Adjustable Rate Government Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jun. 30, 2000	0.75%	2.96%	3.21%
Class A (after taxes on distributions)	Jun. 30, 2000	0.03%	1.65%	1.78%
Class A (after taxes on distributions and the sale of Fund Shares)	Jun. 30, 2000	0.48%	1.75%	1.88%
Class B	Jun. 30, 2000	0.49%	2.78%	3.12%
Class C	Jun. 30, 2000	0.99%	2.62%	2.67%
Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		0.36%	2.99%	2.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Short-Term High Yield Bond Fund)
Investment Objective
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Short-Term High Yield Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Short-Term High Yield Bond Fund)		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.02%	1.77%
Fee Waivers		0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.82%	1.57%
[1]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A and 1.56% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Short-Term High Yield Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	381	596	827	1,493
Class C	260	538	941	2,067

Assuming No Redemption
Expense Example, No Redemption (Short-Term High Yield Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Income Funds - ABC)	160	538	941	2,067

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in below investment-grade corporate debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use swap agreements to reduce cash positions and to cost-effectively increase credit exposure, and futures to manage duration exposure. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009  +4.75%

Lowest Quarter: 4th Quarter 2008   -5.69%

Year-to-date total return as of 9/30/2011 is -0.07%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Short-Term High Yield Bond Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Feb. 29, 2000	3.90%	4.31%	3.68%
Class A (after taxes on distributions)	Feb. 29, 2000	2.04%	2.35%	1.61%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb. 29, 2000	2.50%	2.51%	1.86%
Class C	Mar. 31, 2008	5.32%	4.17%	3.33%
BofA Merrill Lynch High Yield U.S. Corporate Cash Pay BB Rated 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)		13.00%	8.13%	7.51%
Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)		13.06%	8.25%	7.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage High Yield Bond Fund)
Investment Objective
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 64 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Income Funds - ABC) (Wells Fargo Advantage High Yield Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Income Funds - ABC) (Wells Fargo Advantage High Yield Bond Fund)		Class A	Class B	Class C
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.02%	1.77%	1.77%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.02%	1.77%	1.77%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, and 1.78% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage High Yield Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	549	760	988	1,642
Class B	680	857	1,159	1,793
Class C	280	557	959	2,084

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage High Yield Bond Fund) (WFA Income Funds - ABC) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	180	557	959	1,793
Class C	180	557	959	2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in debt securities that are below investment-grade and up to 20% of the Fund's net assets in preferred and convertible securities.

We invest principally in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund's portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody's, Standard & Poor's, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund's portfolio to a specific maturity or duration.

We focus on individual security selection (primarily using a bottom-up approach) and seek to identify high yield securities that appear comparatively undervalued. We use our knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries, seeking to identify compelling relative value investments. We analyze the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Our research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. We also talk to management, and consult industry contacts, debt and equity analysts, and rating agencies. We purchase securities when attractive risk/reward ideas are identified and sell securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Loan Risk. In addition to the same general risks as debt securities, loans in which a Fund invests may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, the absence of credit ratings, and potential co-lender liability.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009  +20.52%

Lowest Quarter: 4th Quarter 2008   -17.04%

Year-to-date total return as of 9/30/2011 is -0.34%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage High Yield Bond Fund) (WFA Income Funds - ABC)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jan. 20, 1998	8.16%	6.40%	7.22%
Class A (after taxes on distributions)	Jan. 20, 1998	5.36%	3.39%	4.15%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 20, 1998	5.20%	3.60%	4.26%
Class B	Sep. 11, 1935	7.42%	6.33%	7.19%
Class C	Jan. 21, 1998	11.42%	6.63%	6.95%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)		15.07%	8.83%	8.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.